Victory Core Bond Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.02%)	(0.80%)		0.76%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(0.47%)	(1.11%)		0.39% [1]
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	1.49%	(0.11%)	1.16%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	1.46%	(0.10%)		1.24%
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.13%)	(1.34%)		(0.10%)
Class Y | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.86%	(0.58%)		0.37%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.
[2]	The inception date of Class R6 is March 3, 2015.